CONSOLIDATED STATEMENTS OF STOCKHOLDERS (EQUITY) - DEFICIT (USD $)	Total USD ($)	Pre Merger [Member] USD ($)	Post Merger [Member] USD ($)	Common Stock Issuance [Member] USD ($)	Common Stock Issuance [Member] Pre Merger [Member] USD ($)	Common Stock Issuance [Member] Post Merger [Member] USD ($)	Conversion Of Stockholder Loans [Member]	Common Stock [Member] USD ($)	Preferred Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Pre Merger [Member] USD ($)	Additional Paid-In Capital [Member] Post Merger [Member] USD ($)	Total Consideration [Member] USD ($)	Total Consideration [Member] Pre Merger [Member] USD ($)	Total Consideration [Member] Post Merger [Member] USD ($)	Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Accumulated Deficit During Development Stage [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Stock Subscription Receivable [Member] USD ($)
Balance at Dec. 31, 2010	$ (5,140,694)			$ 26,822,215				$ 257,431	$ 0	$ 12,275,997						$ 1,004,150	$ (16,881,742)	$ (1,425,135)	$ (329,254)	$ (42,141)
Balance (in shares) at Dec. 31, 2010								26,822,215
Conversion of stockholder's loans	1,376,229									1,376,229
Imputed interest on stockholder loans	415,705									415,705
Net loss for the period	(4,050,962)																(4,009,727)	(41,235)
Unrealized gain (loss) on foreign currency translation adjustment	803,314			0				0	0	0						0	0	210,058	593,256	0
Equity of variable interest entities	1,004,150
Balance at Dec. 31, 2011	(6,596,408)			26,822,215				257,431	0	14,067,931						1,004,150	(20,891,469)	(1,256,312)	264,002	(42,141)
Balance (in shares) at Dec. 31, 2011								26,822,215
Conversion of stockholder's loans	3,689,208							75,206		3,614,002			3,689,208
Conversion of stockholder's loans (in shares)								7,378,416
Issuances of common stock		2,500,000	235,000		25,501	235					2,474,499	234,765		250,000	235,000
Issuances of common stock (in shares)					2,500,000	235,000
Range of price per share					$ 1.00	$ 1.00	0.50
Imputed interest on stockholder loans	380,414									380,414
Adjustment for reverse merger	0							(334,831)	226,654	149,206			0			(83,170)				42,141
Adjustment for reverse merger (in shares)								(13,393,447)
Net loss for the period	(4,418,459)																(4,300,673)	(117,786)
Unrealized gain (loss) on foreign currency translation adjustment	134,871							0	0	0						0	0	38,409	96,462	0
Equity of variable interest entities	920,980
Balance at Dec. 31, 2012	$ (4,075,374)							$ 23,542	$ 226,654	$ 20,920,817			$ 6,424,208			$ 920,980	$ (25,192,142)	$ (1,335,689)	$ 360,464	$ 0
Balance (in shares) at Dec. 31, 2012								23,542,184